Subsequent Event	12 Months Ended
Jun. 30, 2011
Subsequent Event [Abstract]
Subsequent Event

10. Subsequent Event

On September 6, 2011, we entered into agreements with Medtronic, Inc. ("Medtronic") and its subsidiary, VidaMed, relating to the Prostiva RF Therapy. These agreements are summarized as follows:

License Agreement: Under the License Agreement, Medtronic and VidaMed granted us an exclusive, worldwide license to the Prostiva® RF Therapy System in the field of the radio frequency treatment of the prostate, including the treatment of benign prostatic hyperplasia (BPH). In exchange for the license, we will pay Medtronic a license fee of $1.0 million, of which $500,000 was paid upon the execution of the License Agreement. The remaining $500,000, less the $147,000 purchase price paid under the Asset Purchase Agreement and certain credits under the Transition Agreement, must be paid by the Company on September 6, 2012. The Asset Purchase Agreement and the Transition Agreement are described below. We will also pay Medtronic royalties on net sales of product, subject to minimum and maximum royalty amounts. Earned royalties are payable thirty days following the end of each contract year; minimum royalty amounts are payable ninety days following the end of each contract year. The Company is also obligated to pay a license maintenance fee of $65,000 on September 6, 2012 and annually thereafter. In addition, if total payments by us to Medtronic under the License Agreement (other than the license maintenance fee) and under the Asset Purchase Agreement (described below) reach an aggregate of $10 million, we will have no further payment obligations to Medtronic and will thereafter have a fully paid up, royalty-free and perpetual license for the term of the License Agreement. The term of the License Agreement is ten years or the earlier closing date of a purchase under the Acquisition Option Agreement described below. In addition, either party may terminate the License Agreement by written notice for breach after an opportunity to cure and the license will automatically terminate concurrently with certain terminations of the Transition Agreement (described below). Upon termination of the License Agreement, all rights to the Prostiva intellectual property will revert back to Medtronic and the Transition Agreement and Acquisition Option Agreement will terminate. Further, upon termination of the License Agreement by Medtronic as a result of the Company's breach or bankruptcy, Medtronic will have the right to repurchase the assets from the Company that the Company previously purchased under the Asset Purchase Agreement for the same purchase price previously paid by the Company. Medtronic and VidaMed also entered into sublicenses to grant the Company rights to certain intellectual property relating to the Prostiva treatment.

Transition Agreement: We entered into a Transition Services and Supply Agreement with Medtronic under which Medtronic will provide us with transition services relating to manufacturing, sourcing, operations, compliance, quality, regulatory and other matters for an initial term ending one month after Medtronic completes certain regulatory work. We will pay Medtronic a fee of $30,000 per month beginning in November 2011 for these transition services and will continue paying this monthly fee until the earlier of the initial term of the Transition Agreement or the last of certain United States or European Union regulatory transfers. The parties also allocated responsibility for various other costs associated with the transition services.

Through the Transition Agreement, Medtronic appointed Urologix as its exclusive U.S. distributor of the Prostiva treatment until such time as we have received the regulatory approvals necessary to allow us to sell the product in the U.S. Medtronic also agreed to continue to sell products through certain channels outside of the U.S. during a transition period. Following the transition period, we will be entitled to distribute products outside of the U.S. pursuant to the terms of a distribution agreement until we have received the necessary regulatory approvals, at which time we will be able to sell the products in those territories consistent with the regulatory approvals of those territories. Medtronic also consigned certain inventory to us and we are obligated to accept additional consignment inventory upon the expiration of transition periods.

Under the provisions of the Transition Agreement, the parties also agreed upon the handling of product warranty claims, agreed upon a transition plan for regulatory matters, and entered into a quality agreement. In addition, Medtronic assigned a supply agreement to us, will place orders with certain suppliers and sell those components to us at its cost, and will transfer certain other components to us.

The Transition Agreement will terminate on September 6, 2012, but if certain U.S. regulatory approvals have not been received during the twelve month period, the Transition Agreement will be extended for three months. Medtronic may terminate the Transition Agreement prior to the expiration of its term for an uncured breach by us. We may terminate the Transition Agreement prior to the expiration of its term in connection with excessive third party regulatory costs. In addition, if neither party elects to address certain regulatory challenges, either party may terminate the Transition Agreement and Medtronic must pay us $250,000. Upon termination by Medtronic for a regulatory challenge or by us, we will not have any further payment obligation for any minimum royalty, any license fee not then due and payable, or any obligation to purchase any assets under the Acquisition Option Agreement or the Asset Purchase Agreement, described below.

Acquisition Option Agreement: Under the Acquisition Option Agreement with Medtronic, we have the right to purchase and Medtronic has the right to require us to purchase the assets associated with the Prostiva treatment and the licenses and sublicenses granted by Medtronic and VidaMed. In the case of our exercise of our option to purchase, the purchase price will be $10 million less license fees and royalty amounts previously paid under the License Agreement and the purchase price paid under the Asset Purchase Agreement. In the case of Medtronic's exercise of its option to require us to purchase, the purchase price will be the price stated by Medtronic in its exercise notice, provided that price is accepted by us in our sole discretion. Our rights and Medtronic's rights under the Acquisition Option Agreement may be exercised until the License Agreement expires or terminates or, if earlier, the date the other party's notice of exercise is received in accordance with the Acquisition Option Agreement.

Asset Purchase Agreement: We entered into an Asset Purchase Agreement through which Medtronic will sell to us certain tangible assets used in the Prostiva business for a purchase price of $147,000. The purchase price is payable the later of September 6, 2012 or at the closing of the Asset Purchase Agreement transactions, which will take place as soon as practicable after the date of certain U.S. regulatory approvals.

The above transaction will be accounted for by the Company as a business combination in accordance with ASC Topic 805 as the Company has obtained control of the Prostiva business. Under the terms of the agreements, after the completion of the Transition Period, the Company will be responsible for the manufacturing, sourcing, operations, compliance, quality, regulatory and other matters of the Prostiva RF Therapy System.

We have included all of the required disclosures related to the acquisition of the assets of the Prostiva business as it was not practical to do so given the timing of the transaction and the filing date of this Annual Report on Form 10-K. As a result, all required disclosures will be included in the acquisition footnote filed with our Form 10-Q for the period ended September 30, 2011.